RECENT DEVELOPMENTS AND OTHER INFORMATION - Schedule of settlement of structured derivatives (Details) - BRL (R$) R$ in Thousands			1 Months Ended				12 Months Ended
		May 08, 2024	Apr. 30, 2024		Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2024
RECENT DEVELOPMENTS AND OTHER INFORMATION
Settlement gain/loss, Profit or loss – Finance results	[1]						R$ 822,687
Vale SA [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Cosan interest, % Settled in advance			(0.78%)
Cosan Oito S.A. [member] | Vale SA [Member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Settlement gain/loss, Profit or loss – Finance results	[1]		R$ 331,116	[2]	R$ 303,431	R$ 188,140
Cosan Oito S.A. [member] | Vale SA [Member] | Call Spread [Member] | Derivate financial instruments [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Cosan interest, % Settled in advance		0.24%
Cosan interest, % Remaining		1.34%
Settlement gain/loss, Cash effect		R$ 14,499
Settlement gain/loss, Profit or loss – Finance results		R$ (82,265)

[1]	The gain mentioned in this settlement was recognized in the financial results for the year.
[2]	On April 19, 2024, the Company concluded the sale of 33,524,185 shares, equivalent to 0.78% of Vale's voting share capital.